Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,847,171	$ 4,117,324
Accounts receivable, net	809,540	542,420
Inventory, net	533,425	692,368
Prepaid expenses and other current assets	311,644	329,646
Total current assets	3,501,780	5,681,758
Property and equipment, net	835,537	800,723
Goodwill	600,814	600,814
Intangible assets, net	1,353,182	1,620,998
Other noncurrent assets	328,601	279,752
Total assets	6,619,914	8,984,045
Current liabilities
Accounts payable	1,691,712	2,232,563
Accrued compensation and benefits	746,924	578,480
Accrued liabilities	1,160,714	1,215,283
Deferred revenue	24,442	37,397
Short-term notes payable	1,010,961	1,023,815
Current maturities of long-term capital lease obligation	154,839	184,399
Total current liabilities	4,789,592	5,271,937
Deferred rent	290,719	398,084
Warrant liability	8,453	0
Long-term capital lease obligation and other noncurrent liabilities	130,153	146,543
Total liabilities	5,218,917	5,816,564
Commitments (Note 8)
Stockholders' equity
Common stock, $0.01 par value; 200,000,000 shares authorized; 2,265,320 and 1,012,171 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	22,653	10,122
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued and outstanding at December 31, 2017 and December 31, 2016, respectively	0	0
Additional paid-in capital	150,114,671	136,442,302
Accumulated other comprehensive (loss)/income	(25,900)	6,176
Accumulated deficit	(148,710,427)	(133,291,119)
Total stockholders’ equity	1,400,997	3,167,481
Total liabilities and stockholders’ equity	$ 6,619,914	$ 8,984,045